UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments.

Schedule of Investments

March 31, 2008 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Registered Investment Companies - 66.9%
Alger MidCap Growth Institutional Fund - Class I		337,083		5,245,013
Allianz NFJ Dividend Value Fund - Class D		149,628		2,274,343
Allianz NFJ International Value Fund - Class A		38,084		932,293
Fidelity Advisor Leveraged Company Stock Fund - A		35,885		1,238,038
Harbor International Fund - Inst. Class		53,336		3,543,659
Hartford Capital Appreciation Fund - Class A		166,892		5,976,386
Janus Adviser Forty Fund - Class S		86,069		3,362,704
Janus Adviser Mid Cap Value Fund - S		71,589		1,254,955
MFS Value Fund - Class A		151,737		3,644,716
Munder Mid Cap Core Growth Fund - Class A		40,042		1,060,722
Pioneer Cullen Value Fund - A		67,298		1,330,484
Total Registered Investment Companies	(Cost $	33,560,020)		29,863,313
U.S. Government Obligations - 11.0%
Fannie Mae Discount Note, 1.46%, due 04/01/2008		4,500,000		4,500,000
U.S. Treasury Bill, 2.23%, due 05/08/2008 *		100,000		99,792
U.S. Treasury Bill, 1.23%, due 06/05/2008 *		300,000		299,296
Total U.S. Government Obligations	(Cost $	4,899,138)		4,899,088
Repurchase Agreements - 22.2%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $10,926,152 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/ 2008 - 02/15/2037, value - $10,130,685) purchase date 03/31/2008		9,921,000		9,921,000
Total Repurchase Agreements	(Cost $	9,921,000)		9,921,000
Total Investments - 100.1%	(Cost $	48,380,158	)(b)	44,683,401
Liabilities less Other Assets - (0.1%)				(59,395)
Total Net Assets - 100.0%				44,624,006
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		475		3,681
The Flex-funds Defensive Growth Fund		260		2,473
The Flex-funds Dynamic Growth Fund		1,476		12,103
The Flex-funds Muirfield Fund		4,291		23,086
The Flex-funds Quantex Fund		1,916		31,997
The Flex-funds Socially Responsible Utilities Fund		275		6,545
Total Trustee Deferred Compensation	(Cost $	72,462)		79,885

Futures Contracts

	Short Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2008,		14		(73,000)
notional value $4,634,000
Total Futures Contracts				(73,000)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$30,162,609	$(73,000)
Level 2 - Other Significant Observable Inputs	14,520,792	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$44,683,401	$(73,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$—
Unrealized depreciation	(3,696,757)

Net unrealized appreciation (depreciation)	$(3,696,757)

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Registered Investment Companies - 88.3%
Alger MidCap Growth Institutional Fund - Class I		136,333		2,121,348
Allegiant Mid Cap Value Fund - Class A		27,512		341,151
Allianz NFJ Dividend Value Fund - Class D		45,487		691,398
Allianz NFJ International Value Fund - Class A		37,170		909,916
CGM Focus Fund		17,593		851,303
Fidelity Advisor Leveraged Company Stock Fund - A		15,480		534,056
Harbor International Fund - Inst. Class		26,600		1,767,287
Hartford Capital Appreciation Fund - Class A		60,686		2,173,168
Janus Adviser Forty Fund - Class S		33,180		1,296,325
Janus Adviser Mid Cap Value Fund - S		30,882		541,353
MFS Value Fund - Class A		67,770		1,627,833
Munder Mid Cap Core Growth Fund - Class A		59,531		1,576,971
Pioneer Cullen Value Fund - A		39,631		783,507
Total Registered Investment Companies	(Cost $	17,129,163)		15,215,616
U.S. Government Obligations - 2.3%
U.S. Treasury Bill, 1.23%, due 06/05/2008 *		400,000		399,061
Total U.S. Government Obligations	(Cost $	399,127)		399,061
Repurchase Agreements - 9.4%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $1,781,929 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/2008 - 02/15/2037, value - $1,652,197) purchase date 03/31/2008		1,618,000		1,618,000
Total Repurchase Agreements	(Cost $	1,618,000)		1,618,000
Total Investments - 100.0%	(Cost $	19,146,290	)(b)	17,232,677
Liabilities less Other Assets - (0.0%)				(8,350)
Total Net Assets - 100.0%				17,224,327
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		233		1,806
The Flex-funds Defensive Growth Fund		128		1,217
The Flex-funds Dynamic Growth Fund		391		3,206
The Flex-funds Muirfield Fund		1,204		6,478
The Flex-funds Quantex Fund		553		9,235
The Flex-funds Socially Responsible Utilities Fund		66		1,571
Total Trustee Deferred Compensation	(Cost $	22,688)		23,513

Futures Contracts

	Long Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2008, notional value $1,986,000		6		(2,850)
Total Futures Contracts				(2,850)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$15,614,677	$(2,850)
Level 2 - Other Significant Observable Inputs	1,618,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$17,232,677	$(2,850)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(1,913,613)

Net unrealized appreciation (depreciation)	$(1,913,613)

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Registered Investment Companies - 88.6%
Consumer Staples Select Sector SPDR Fund		46,275		1,289,222
iShares MSCI EAFE Growth Index Fund		14,700		1,062,516
iShares MSCI EAFE Index Fund		23,190		1,667,361
iShares MSCI EMU Index Fund		36,455		3,966,304
iShares Russell 1000 Growth Index Fund		95,400		5,193,576
iShares Russell Midcap Growth Index Fund		41,325		4,186,222
iShares S&P Latin American 40 Index Fund		5,900		1,489,750
iShares S&P MidCap 400 Growth Index Fund		17,625		1,436,614
Powershares Dynamic Mid Cap Growth Portfolio		87,775		1,798,510
Utilities Select Sector SPDR Fund		28,075		1,065,165
Total Registered Investment Companies	(Cost $	25,149,743)		23,155,240
U.S. Government Obligations - 1.5%
Fannie Mae Discount Note, 2.48%, due 05/09/08*		100,000		99,738
U.S. Treasury Bill, 1.23%, due 06/05/08 *		300,000		299,296
Total U.S. Government Obligations	(Cost $	399,084)		399,034
Repurchase Agreements - 10.0%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $2,898,663 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/2008 - 02/15/2037, value - $2,687,629) purchase date 03/31/2008		2,632,000		2,632,000
Total Repurchase Agreements	(Cost $	2,632,000)		2,632,000
Total Investments - 100.1%	(Cost $	28,180,827	)(b)	26,186,274
Liabilities less Other Assets - (0.1%)				(17,157)
Total Net Assets - 100.0%				26,169,117
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		267		2,069
The Flex-funds Defensive Growth Fund		146		1,388
The Flex-funds Dynamic Growth Fund		356		2,919
The Flex-funds Muirfield Fund		1,057		5,687
The Flex-funds Quantex Fund		469		7,832
The Flex-funds Socially Responsible Utilities Fund		65		1,547
Total Trustee Deferred Compensation	(Cost $	20,926)		21,442

Futures Contracts

	Long Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2008, notional value $2,979,000		9		(4,275)
Total Futures Contracts				(4,275)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$23,454,536	$(4,275)
Level 2 - Other Significant Observable Inputs	2,731,738	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$26,186,274	$(4,275)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(1,994,553)

Net unrealized appreciation (depreciation)	$(1,994,553)

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The Defensive Growth Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Registered Investment Companies - 60.5%
Consumer Staples Select Sector SPDR Fund		81,675		2,275,466
iShares Dow Jones U.S. Energy Sector Index Fund		18,225		2,345,740
iShares Dow Jones U.S. Industrial Sector Index Fund		33,315		2,279,745
iShares MSCI EAFE Growth Index Fund		20,400		1,474,512
iShares MSCI EAFE Index Fund		28,640		2,059,216
iShares MSCI EMU Index Fund		50,175		5,459,040
iShares Russell 1000 Growth Index Fund		163,860		8,920,538
iShares Russell Midcap Growth Index Fund		80,860		8,191,118
iShares S&P 500 Value Index Fund		53,175		3,681,837
iShares S&P MidCap 400 Growth Index Fund		40,900		3,333,759
Powershares Dynamic Mid Cap Growth Portfolio		92,950		1,904,546
Utilities Select Sector SPDR Fund		51,450		1,952,013
Total Registered Investment Companies	(Cost $	47,928,405)		43,877,530
U.S. Government Obligations - 20.7%
Fannie Mae Discount Note, 1.46%, due 04/01/2008		14,500,000		14,500,000
U.S. Treasury Bill, 3.31%, due 04/03/2008 *		100,000		99,981
U.S. Treasury Bill, 2.00%, due 04/24/2008 *		400,000		399,489
Total U.S. Government Obligations	(Cost $	14,999,470)		14,999,470
Repurchase Agreements - 19.0%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $15,221,283 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/2008 - 02/15/2037, value - $14,113,113) purchase date 03/31/2008		13,821,000		13,821,000
Total Repurchase Agreements	(Cost $	13,821,000)		13,821,000
Total Investments - 100.2%	(Cost $	76,748,875	)(b)	72,698,000
Liabilities less Other Assets - (0.2%)				(121,684)
Total Net Assets - 100.0%				72,576,316
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		471		3,650
The Flex-funds Defensive Growth Fund		258		2,454
The Flex-funds Dynamic Growth Fund		144		1,181
The Flex-funds Muirfield Fund		442		2,378
The Flex-funds Quantex Fund		198		3,307
The Flex-funds Socially Responsible Utilities Fund		54		1,285
Total Trustee Deferred Compensation	(Cost $	15,731)		14,255

Futures Contracts

	Short Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2008, notional value $2,648,000		8		(67,000)
Total Futures Contracts				(67,000)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$43,877,530	$(67,000)
Level 2 - Other Significant Observable Inputs	28,820,470	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$72,698,000	$(67,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $212,868. Cost for federal income tax purposes of $76,961,743 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$47,262
Unrealized depreciation	(4,311,005)

Net unrealized appreciation (depreciation)	$(4,263,743)

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Defensive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The Focused Growth Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Registered Investment Companies - 84.6%
Consumer Staples Select Sector SPDR Fund		100,675		2,804,806
iShares Dow Jones U.S. Energy Sector Index Fund		25,575		3,291,758
iShares Dow Jones U.S. Industrial Sector Index Fund		34,974		2,393,271
iShares MSCI EAFE Growth Index Fund		17,100		1,235,988
iShares MSCI EAFE Index Fund		65,645		4,719,875
iShares MSCI EMU Index Fund		52,464		5,708,083
iShares Russell 1000 Growth Index Fund		171,520		9,337,549
iShares Russell Midcap Growth Index Fund		96,850		9,810,905
iShares Russell Midcap Value Index Fund		8,787		1,130,008
iShares S&P 500 Value Index Fund		40,925		2,833,647
iShares S&P MidCap 400 Growth Index Fund		38,225		3,115,720
Powershares Dynamic Mid Cap Growth Portfolio		80,475		1,648,933
Utilities Select Sector SPDR Fund		70,750		2,684,255
Total Registered Investment Companies	(Cost $	55,048,306)		50,714,798
U.S. Government Obligations - 1.0%
Fannie Mae Discount Note, 2.48%, due 05/09/2008 *		100,000		99,738
U.S. Treasury Bill, 1.22%, due 06/26/2008 *		475,000		473,508
Total U.S. Government Obligations	(Cost $	573,354)		573,246
Repurchase Agreements - 14.5%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $9,574,838 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/2008 - 02/15/2037, value - $8,877,752) purchase date 03/31/2008		8,694,000		8,694,000
Total Repurchase Agreements	(Cost $	8,694,000)		8,694,000
Total Investments - 100.1%	(Cost $	64,315,660	)(b)	59,982,044
Liabilities less Other Assets - (0.1%)				(43,499)
Total Net Assets - 100.0%				59,938,545
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		425		3,294
The Flex-funds Defensive Growth Fund		233		2,216
The Flex-funds Dynamic Growth Fund		130		1,066
The Flex-funds Muirfield Fund		400		2,152
The Flex-funds Quantex Fund		180		3,006
The Flex-funds Socially Responsible Utilities Fund		48		1,142
Total Trustee Deferred Compensation	(Cost $	14,229)		12,876

Futures Contracts

	Long Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2008, notional value $9,268,000		28		(10,000)
Total Futures Contracts				(10,000)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$51,188,306	$(10,000)
Level 2 - Other Significant Observable Inputs	8,793,738	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$59,982,044	$(10,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $230,383. Cost for federal income tax purposes of $64,546,043 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$82,894
Unrealized depreciation	(4,646,893)

Net unrealized appreciation (depreciation)	$(4,563,999)

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Focused Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Common Stocks - 91.2%
Basic Materials - 4.4%
Ashland, Inc.	3,255	153,961
Eastman Chemical Co.	2,535	158,311
Hercules, Inc.	7,990	146,137
Int’l Flavors & Fragrances, Inc.	3,215	141,621
Titanium Metals Corp.	5,840	87,892
	(Cost 728,069)	687,922
Communications - 9.6%
CenturyTel, Inc.	3,730	123,985
Ciena Corp. #	4,539	139,937
Citizens Communications Co.	12,135	127,296
EW Scripps Co.	3,435	144,304
Interpublic Group of Cos., Inc. #	19,055	160,252
JDS Uniphase Corp. #	11,622	155,619
Meredith Corp.	2,815	107,674
Monster Worldwide, Inc. #	4,770	115,482
New York Times Co.	8,810	166,333
Tellabs, Inc. #	23,635	128,811
Washington Post Co./The	195	128,312
	(Cost 1,815,748)	1,498,005
Consumer Cyclical - 23.4%
Autonation, Inc. #	9,865	147,679
Big Lots, Inc. #	9,665	215,530
Brunswick Corp.	9,065	144,768
Centex Corp.	6,110	147,923
Cintas Corp. #	4,590	130,999
Circuit City Stores, Inc.	36,795	146,444
Darden Restaurants, Inc.	5,570	181,304
Dean Foods Co.	5,970	119,937
Dillards, Inc.	8,230	141,638
D.R. Horton, Inc.	11,730	184,748
Family Dollar Stores, Inc.	8,030	156,585
Hasbro, Inc.	6,035	168,377
IAC/InterActiveCorp #	5,740	119,162
Jones Apparel Group, Inc.	9,660	129,637
KB Home	7,150	176,819
Liz Claiborne, Inc.	7,590	137,758
Office Depot, Inc. #	11,110	122,765
OfficeMax, lnc.	7,475	143,072
Polo Ralph Lauren Corp.	2,500	145,725
Pulte Homes, Inc.	14,660	213,303
RadioShack Corp.	9,175	149,094
Robert Half International, Inc.	5,710	146,975
Wendy’s International, Inc.	5,980	137,899

Schedule of Investments

March 31, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Wyndham Worldwide Corp. #	6,560	135,661
	(Cost 4,461,180)	3,643,802
Consumer Noncyclical - 12.3%
Constellation Brands, Inc. #	6,540	115,562
Convergys Corp. #	9,390	141,413
Equifax, Inc.	4,260	146,885
Estee Lauder Cos., Inc./The	3,545	162,538
IMS Health, Inc.	6,705	140,872
King Pharmaceuticals, Inc. #	15,095	131,327
McCormick & Co., Inc.	4,080	150,838
Millipore Corp. #	2,120	142,909
Mylan Laboratories, Inc.	10,985	127,426
Patterson Cos., Inc. #	4,555	165,346
Tenet Healthcare Corp. #	30,425	172,205
Tyson Foods, Inc.	10,085	160,856
Watson Pharmaceuticals, lnc. #	5,700	167,124
	(Cost 2,151,794)	1,925,301
Energy - 3.0%
Dynegy, Inc. #	21,650	170,818
Integrys Energy Group, Inc.	2,995	139,687
Rowan Cos., Inc.	3,920	161,426
	(Cost 395,848)	471,931
Financial - 11.2%
Ambac Financial Group, Inc.	5,990	34,442
Apartment Investment & Management Co.	4,593	164,475
CB Richard Ellis Group, Inc. #	7,170	155,159
CIT Group, Inc.	6,430	76,196
Developers Diversified Realty Corp.	4,030	168,776
E*TRADE Financial Corp. #	43,540	168,064
Federated Investors, Inc.	3,760	147,242
First Horizon National Corp.	8,510	119,225
Janus Capital Group, Inc.	4,710	109,602
Lennar Corp.	8,640	162,518
MBIA, Inc.	8,290	101,304
MGIC Investment Corp.	6,890	72,552
Sovereign Bancorp, Inc.	13,550	126,286
Wachovia Corp. Pref. Dividend Equalization #	1,700	0
Zions Bancorporation	3,310	150,771
	(Cost 2,281,244)	1,756,612
Industrial - 12.7%
Allied Waste Industries, Inc. #	14,020	151,556
Ball Corp.	3,445	158,263

Schedule of Investments

March 31, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Bemis Co.	5,640	143,425
Black & Decker Corp.	2,210	146,081
Leggett & Platt, Inc.	8,855	135,039
Molex, Inc.	5,655	130,970
Pactiv Corp. #	5,795	151,887
Pall Corp.	3,840	134,669
PerkinElmer, lnc.	5,950	144,287
Ryder System, Inc.	3,280	199,785
Sealed Air Corp.	6,675	168,544
Snap - On, Inc.	3,210	163,228
Stanley Works / The	3,195	152,146
	(Cost 1,968,223)	1,979,880
Technology - 11.3%
Advanced Micro Devices, Inc. #	20,610	121,393
Affiliated Computer Services, Inc. #	3,420	171,376
Compuware Corp. #	17,410	127,789
Harman International Industries, Inc.	2,090	90,999
Jabil Circuit, Inc.	10,120	95,735
Lexmark International, Inc. #	4,430	136,090
LSI Logic Corp. #	29,110	144,095
Novell, Inc. #	22,505	141,556
Novellus Systems, Inc. #	5,600	117,880
QLogic Corp. #	10,885	167,085
Teradata Corp. #	5,630	124,198
Teradyne, Inc. #	14,940	185,555
Unisys Corp. #	32,680	144,772
	(Cost 2,151,409)	1,768,523
Utilities - 3.3%
CMS Energy Corp.	8,895	120,438
Nicor, Inc.	3,645	122,144
Pinnacle West Capital Corp.	3,640	127,691
TECO Energy, Inc.	8,990	143,391
	584,729)	513,664
Total Common Stocks	(Cost $ 16,538,244)	14,245,640
U.S. Government Obligations - 1.9%
U.S. Treasury Bill, 1.23%, due 06/05/2008 *	300,000	299,296
Total U.S. Government Obligations	(Cost $ 299,345)	299,296

Schedule of Investments

March 31, 2008 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Repurchase Agreements - 6.9%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $1,172,901 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/2008 - 02/15/2037, value - $1,087,509) purchase date 03/31/2008		1,065,000		1,065,000
Total Repurchase Agreements	(Cost $	1,065,000)		1,065,000
Total Investments - 100.0%	(Cost $	17,902,589	)(b)	15,609,936
Other Assets less Liabilities - 0.0%				7,575
Total Net Assets - 100.0%				15,617,511
Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		238		1,845
The Flex-funds Defensive Growth Fund		130		1,236
The Flex-funds Dynamic Growth Fund		760		6,232
The Flex-funds Muirfield Fund		2,127		11,443
The Flex-funds Quantex Fund		901		15,047
The Flex-funds Socially Responsible Utilities Fund		138		3,284
Total Trustee Deferred Compensation	(Cost $	35,000)		39,087

Futures Contracts

	Long Contracts			Unrealized Appreciation (Depreciation)($)
Standard & Poors MidCap 400 expiring June 2008, notional value $1,172,250		3		10,050
Total Futures Contracts				10,050

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$14,544,936	$10,050
Level 2 - Other Significant Observable Inputs	1,065,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$15,609,936	$10,050

Schedule of Investments

March 31, 2008 (unaudited)

The Quantex Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$704,137
Unrealized depreciation	(2,996,790)

Net unrealized appreciation (depreciation)	$(2,292,653)

ADR	American Depositary Receipt

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The Socially Responsible Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Common Stocks - 98.8%
Electric Utility 15.3%
AES Corp. #	59,655	994,449
Covanta Holding Corp. #	28,485	783,337
MDU Resources Group, Inc.	23,237	570,468
Northeast Utilities	16,755	411,168
Pepco Holdings, Inc.	15,215	376,115
Sierra Pacific Resources	56,125	708,859
	(Cost 3,611,109	3,844,396
Independent Power Producer 1.0%
Dynegy, Inc. #	31,770	250,665
	(Cost 148,072	250,665
Natural Gas Distribution 11.1%
AGL Resources, Inc.	14,865	510,167
Atmos Energy Corp.	9,645	245,948
NiSource, Inc.	55,760	961,302
ONEOK, Inc.	8,625	384,934
Southern Union Co.	30,960	720,439
	(Cost 2,778,617	2,822,790
Oil Exploration & Production 5.5%
GMX Resources, Inc. #	11,185	390,692
Goodrich Petroleum Corp. #	10,340	311,027
Ultra Petroleum Corp. #	8,180	633,950
	(Cost 1,000,139	1,335,669
Pipelines 19.3%
El Paso Corp.	45,815	762,362
Enterprise Products Partners, L.P.	21,646	642,886
Equitable Resources, Inc.	11,175	658,208
Kinder Morgan Energy Partners, L.P.	17,818	974,466
Questar Corp.	18,600	1,052,016
Spectra Energy Corp.	32,630	742,332
	(Cost 3,761,563	4,832,270
Telephone & Telecommunications 46.6%
America Movil SAB de CV - ADR	11,270	717,786
AT&T, Inc.	32,200	1,233,260
Brasil Telecom Participacoes SA - ADR	3,985	260,858
China Mobile Limited - ADR	3,505	262,910
Corning, Inc.	40,090	963,764
Cypress Semiconductor Corp. #	14,610	344,942
Leap Wireless International, Inc. #	15,655	729,523
NII Holdings, Inc. #	24,700	784,966
Nokia Corp. - ADR	19,720	627,688
Philippine Long Distance Telephone Company - ADR	9,245	614,423
PT Telekomunikasi Indonesia - ADR	9,405	394,446
Qwest Communications International, Inc.	76,190	345,141
Tele Norte Leste Participacoes SA - ADR	30,425	807,479
Telefonica S.A. - ADR	10,020	866,830
Telus Corp.	12,650	529,402
Turkcell Iletisim Hizmetleri AS - ADR	31,595	660,020
Verizon Communications, Inc.	29,045	1,058,690
Vivo Participacoes SA - ADR #	83,230	496,051
	(Cost 10,278,041	11,698,179
Total Common Stocks	(Cost $ 21,577,541	24,783,969

Schedule of Investments

March 31, 2008 (unaudited)

The Socially Responsible Utilities Fund

Security Description	Shares or Principal Amount ($)			Value ($)(a)
Repurchase Agreements - 1.1%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $318,280 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/2008 - 02/15/2037, value - $295,108) purchase date 03/31/2008		289,000		289,000
Total Repurchase Agreements	(Cost $	289,000)		289,000
Total Investments - 99.9%	(Cost $	21,866,541	)(b)	25,072,969
Other Assets less Liabilities - 0.1%				22,863
Total Net Assets - 100.0%				25,095,832
Trustee Deferred Compensation*
The Flex-funds Aggressive Growth Fund		278		2,155
The Flex-funds Defensive Growth Fund		152		1,446
The Flex-funds Dynamic Growth Fund		553		4,535
The Flex-funds Muirfield Fund		1,608		8,651
The Flex-funds Quantex Fund		711		11,874
The Flex-funds Socially Responsible Utilities Fund		101		2,404
Total Trustee Deferred Compensation	(Cost $	28,621)		31,065

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$24,783,969	$—
Level 2 - Other Significant Observable Inputs	289,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$25,072,969	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,607,198
Unrealized depreciation	(1,400,770)

Net unrealized appreciation (depreciation)	$3,206,428

ADR	American Depositary Receipt

#	Represents non-income producing securities.

*	Assets of affiliates to The Socially Responsible Utilities Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares			Value ($)(a)
Registered Investment Companies - 3.5%
iShares Lehman U.S. Treasury Inflation Protected Securities Fund		4,500		494,550
Total Registered Investment Companies	(Cost $	502,427)		494,550
U.S. Government Obligations - 77.1%
Fannie Mae, 4.60%, due 06/05/2018		1,000,000		1,030,828
Federal Home Loan Bank, 2.67%, due 05/05/2008		500,000		498,739
Federal Home Loan Bank, 5.00%, due 03/09/2012		2,000,000		2,148,589
Federal Home Loan Bank, 5.00%, due 03/14/2014		2,000,000		2,157,053
Federal Home Loan Bank, 5.375%, due 09/09/2016		600,000		657,912
Federal Home Loan Bank, 5.625%, due 06/09/2017		1,000,000		1,118,977
Federal Home Loan Bank, 4.625%, due 09/11/2020		1,300,000		1,318,267
Federal Home Loan Bank Discount Note, 1.88%, due 06/11/2008		1,026,000		1,021,771
Federal Home Loan Mortgage Corporation, 4.375%, due 07/17/2015		1,000,000		1,041,400
Total U.S. Government Obligations	(Cost $	10,396,594)		10,993,536
Repurchase Agreements - 19.3%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $3,033,023 various Government Agencies, Agency Strips, Treasury Notes, and Treasury Strips at 1.75% - 12.50%, due 04/02/2008 - 02/15/2037, value - $2,812,207) purchase date 03/31/2008		2,754,000		2,754,000
Total Repurchase Agreements	(Cost $	2,754,000)		2,754,000
Total Investments - 99.9%	(Cost $	13,653,021	)(b)	14,242,086
Other Assets less Liabilities - 0.1%				9,645
Total Net Assets - 100.0%				14,251,731
Trustee Deferred Compensation*
The Flex-funds Aggressive Growth Fund		201		1,558
The Flex-funds Defensive Growth Fund		110		1,046
The Flex-funds Dynamic Growth Fund		415		3,403
The Flex-funds Muirfield Fund		1,199		6,451
The Flex-funds Quantex Fund		533		8,901
The Flex-funds Socially Responsible Utilities Fund		77		1,833
Total Trustee Deferred Compensation	(Cost $	21,544)		23,192

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$494,550	$—
Level 2 - Other Significant Observable Inputs	13,747,536	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$14,242,086	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$597,367
Unrealized depreciation	(8,302)

Net unrealized appreciation (depreciation)	$589,065

*	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2008 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares		Value ($)(a)
Certificates of Deposit - 0.4%
Credit Suisse CD	5.29%	05/21/08		1,000,000	1,002,781
Total Certificates of Deposit			(Cost $	1,002,781	1,002,781
Commercial Paper - 22.5%
ABN-AMRO NA	4.50%	04/04/08		2,500,000	2,499,063
ABN-AMRO NA	3.10%	04/07/08		1,750,000	1,749,096
Bank of America	2.78%	04/28/08		2,180,000	2,175,455
Barclays US Funding	3.07%	05/29/08		5,000,000	4,975,270
CBA Delaware Finance	4.50%	04/02/08		2,500,000	2,499,688
CBA Delaware Finance	3.00%	05/01/08		1,000,000	997,500
CBA Delaware Finance	2.90%	05/05/08		2,675,000	2,668,227
Citigroup Funding	4.40%	04/01/08		2,500,000	2,500,000
ING Funding	3.09%	04/29/08		4,000,000	3,990,386
Lehman Brothers	4.03%	06/02/08		5,000,000	4,965,340
Merrill Lynch	3.22%	06/13/08		2,500,000	2,483,676
Paccar Financial	3.00%	04/24/08		3,100,000	3,094,058
Societe Generale	4.05%	04/14/08		2,500,000	2,496,344
Svenska Handelsbanke	2.75%	05/19/08		3,800,000	3,786,100
Toyota Motor Credit	4.85%	04/04/08		3,000,000	2,998,788
UBS Finance Delaware	4.92%	04/07/08		2,500,000	2,497,952
UBS Finance Delaware	3.07%	06/30/08		5,000,000	4,961,687
Total Commercial Paper			(Cost $	51,338,630	51,338,630
Corporate Obligations - 42.1%
American Express	3.00%	05/16/08		3,300,000	3,292,145
American General Finance	2.75%	06/15/08		985,000	979,654
Bank of America	3.25%	08/15/08		1,075,000	1,072,219
Bath Technologies**	3.66%*	04/03/08		1,055,000	1,055,000
Bear Stearns Co., Inc.	3.46%*	04/29/08		2,000,000	2,000,180
Beaver Creek Enterprise**	3.70%*	04/03/08		1,685,000	1,685,000
Canadian Imperial Bank	3.13%*	05/12/08		5,000,000	4,993,383
Cascade Plaza Project**	3.51%*	04/03/08		7,330,000	7,330,000
CIT Group Inc.	4.00%	05/08/08		1,381,000	1,379,039
Citigroup Global	3.16%*	05/02/08		2,100,000	2,099,866
Credit Suisse First Boston	3.35%*	06/03/08		5,000,000	5,000,000
Credit Suisse First Boston	3.19%*	06/02/08		1,650,000	1,650,523

Credit Suisse First Boston	6.50%		06/01/08		750,000	751,220
Deutsche Bank	2.40	%*	04/01/08		4,000,000	4,000,000
Don’s Launderers-Cleaners, Inc.**	3.85	%*	04/03/08		900,000	900,000
GE Capital Corp.	8.63%		06/15/08		2,000,000	2,014,525
GE Capital Corp.	3.50%		05/01/08		3,000,000	2,999,265
GE Capital Corp.	3.24	%*	04/24/08		500,000	499,700
General Dynamics	3.00%		05/15/08		3,090,000	3,081,446
Goldman Sachs	3.88%		01/15/09		4,000,000	4,016,199
Gordon Flesch Co. Project**	3.80	%*	04/03/08		700,000	700,000
HSBC Finance Corp.	3.24	%*	05/09/08		3,110,000	3,110,537
HSBC Finance Corp.	3.07	%*	05/21/08		500,000	500,019
International Lease	4.50%		05/01/08		3,785,000	3,782,194
International Lease	4.63%		06/02/08		1,000,000	998,739
Isaac Tire, Inc.**	3.85	%*	04/03/08		725,000	725,000
JP Morgan Chase	6.38%		04/01/08		1,340,000	1,340,000
JP Morgan Chase	6.75%		08/15/08		1,405,000	1,416,605
Keiser Street, Inc.**	3.80	%*	04/03/08		1,355,000	1,355,000
Lehman Brothers Holdings	4.73	%*	04/02/08		200,000	200,001
Lehman Brothers Holdings	3.12	%*	05/29/08		1,760,000	1,760,120
Martin Wheel Co, Inc.**	2.98	%*	04/03/08		2,020,000	2,020,000
MBNA Corp.	3.53	%*	05/05/08		2,000,000	2,000,159
Merrill Lynch	4.83%		10/27/08		2,500,000	2,498,185
MetLife Insurance Co.**/***	4.76	%*	04/01/08		7,500,000	7,500,000
O.K.I. Supply Co.**	3.85	%*	04/03/08		735,000	735,000
Pro Tire, Inc.**	3.85	%*	04/03/08		870,000	870,000
Prudential Financial	3.02	%*	06/13/08		1,000,000	999,878
Prudential Financial	3.75%		05/01/08		3,105,000	3,100,839
Seariver Maritime, Inc.	3.15	%*	04/01/08		2,400,000	2,400,000
Springside Corp Exchange Partners LLC**	3.51	%*	04/03/08		2,000,000	2,000,000
Taylor Brothers Properties LLC**	3.85	%*	04/03/08		995,000	995,000
Wachovia Bank	4.67	%*	04/03/08		1,200,000	1,199,070
White Castle Project**	3.61	%*	04/03/08		3,000,000	3,000,000
Total Corporate Obligations				(Cost $	96,005,710	96,005,710
U.S. Government Agency Obligations - 13.3%
Federal Home Loan Bank	2.35	%*	04/01/08		5,000,000	5,000,000
Federal Home Loan Bank	2.77	%*	04/12/08		5,000,000	5,000,000
Federal Home Loan Bank	5.00%		06/10/08		200,000	199,946
Federal Home Loan Bank	4.50%		11/07/08		5,000,000	5,000,000
Federal Home Loan Bank	4.05%		01/09/09		5,000,000	5,000,000
Federal Home Loan Bank	3.00%		03/04/09		5,000,000	5,000,000
Federal Home Loan Bank	2.92%		03/30/09		5,000,000	5,000,000
Total U.S. Government Agency Obligations				(Cost $	30,199,946	30,199,946

Repurchase Agreements - 21.5%
Morgan Stanley DW, Inc., 3.06%, 04/01/2008, (Collateralized by $54,009,617 various Government Agencies, Agency Strips, Treasury Notes, and Treasury purchase date 03/31/2008		49,041,000		49,041,000
Total Repurchase Agreements	(Cost $	49,041,000)		49,041,000
Total Investments - 99.8%	(Cost $	227,588,067	)(b)	227,588,067
Other Assets less Liabilities - 0.2%				494,399
Total Net Assets - 100.0%				228,082,466
Trustee Deferred Compensation****
The Flex-funds Aggressive Growth Fund		201		1,558
The Flex-funds Defensive Growth Fund		110		1,046
The Flex-funds Dynamic Growth Fund		654		5,363
The Flex-funds Muirfield Fund		1,854		9,975
The Flex-funds Quantex Fund		799		13,343
The Flex-funds Socially Responsible Utilities Fund		154		3,665
Total Trustee Deferred Compensation	(Cost $	34,715)		34,950

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	227,588,067	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$227,588,067	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate security. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2008. The maturity date shown reflects next rate change date.

**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of March 31, 2008, securities restricted as to resale to institutional investors represented 13.6% of Total Investments.

***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of March 31, 2008, illiquid securities represented 3.3% of Total Investments.

****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: May 15, 2008

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: May 15, 2008